CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY- CONDENSED BALANCE SHEET (Details) ¥ in Thousands, $ in Thousands	Sep. 30, 2020 USD ($)	Sep. 30, 2020 CNY (¥)	Sep. 30, 2019 CNY (¥)	Sep. 30, 2018 CNY (¥)	Sep. 30, 2017 CNY (¥)
Current assets
Cash and cash equivalents	$ 3,301	¥ 22,482	¥ 3,198	¥ 1,990
Due from inter-companies	3,275	22,305	33,890
Due to related parties (note 3)	3,888	26,481	42,633
Total current assets	9,455	64,398	69,222
Total assets (liabilities)	37,427	254,883	261,112
LIABILITIES AND EQUITY
Total stockholders' equity	(12,550)	(85,462)	(15,475)	¥ (23,348)	¥ 112,799
Parent Company [Member]
Current assets
Cash and cash equivalents	2,695	18,353	252
Other receivables	1	4	4
Due from inter-companies	27,554	187,644	191,349
Due to related parties (note 3)	(459)	(3,129)	(2,740)
Total current assets	29,791	202,872	188,865
Investment in unconsolidated subsidiaries	(41,125)	(280,062)	(211,548)
Total assets (liabilities)	(11,334)	(77,190)	(22,683)
LIABILITIES AND EQUITY
Total stockholders' equity	$ (11,334)	¥ (77,190)	¥ (22,683)